Operating Leases (Details) - Schedule of supplemental balance sheet information - Kyle's [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Operating Leases (Details) - Schedule of supplemental balance sheet information [Line Items]
Operating lease right-of-use lease asset	$ 735,074
Accumulated amortization	(50,787)
Net balance	684,287
Lease liability, current portion	110,731	$ 66,803
Lease liability, long term	576,381
Total operating lease liabilities	$ 687,112	$ 357,985
Weighted Average Remaining Lease Term – operating leases	56 months	44 months
Weighted Average Discount Rate – operating leases	5.50%	5.50%